COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Purchase commitments
2013	$ 1,516,787,000
2014	1,007,409,000
2015	763,430,000
2016	641,164,000
2017	634,835,000
Later years	1,755,431,000
Total	6,319,056,000
Purchases under contracts	2,000,000,000	1,800,000,000	1,900,000,000
Noncancelable operating lease commitments
2013	6,253,000
2014	2,461,000
2015	1,440,000
2016	1,028,000
2017	722,000
Later years	2,073,000
Total	13,977,000
Expenses under noncancelable operating lease commitments	21,600,000	23,100,000	25,100,000
Approximate amount of commitments to complete construction in progress at various locations	92,400,000
Standby letters of credit	43,900,000
Renewable standby letter of credit	$ 5,600,000
Hogs and turkeys
Purchase commitments
Purchase commitments, maximum time period	10 years
Grow-out contracts
Purchase commitments
Purchase commitments, maximum time period	25 years
Corn, soybean meal and other feed
Purchase commitments
Purchase commitments, maximum time period	three years